FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	$ 1,063	$ 780
Loans and borrowings	10,645	10,876
Dividends payable	115	$ 115
Lease liabilities	723
Trade payables and accrued liabilities, Expected Cash Flows	1,063
Loans and borrowings, Expected Cash Flows	16,535
Dividends payable, Expected Cash Flows	115
Finance leases, Expected Cash Flows	978
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	59
Derivative financial liabilities, Expected Cash Flows	59
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,063
Loans and borrowings, Expected Cash Flows	1,478
Dividends payable, Expected Cash Flows	115
Finance leases, Expected Cash Flows	113
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	59
1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	1,944
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	181
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
3 – 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,088
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	152
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	11,025
Dividends payable, Expected Cash Flows	0
Finance leases, Expected Cash Flows	532
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flows	0
Subordinated Hybrid Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	594
Loans and borrowings, Expected Cash Flows	874
Subordinated Hybrid Notes | Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	41
Subordinated Hybrid Notes | 1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | 3 – 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	58
Subordinated Hybrid Notes | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	$ 717